Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative instruments
Unrealized gains, reclassified from other comprehensive income to earnings	$ 2,451		$ 3,555
Gains on Hedges - deemed effective cash flow hedges	1,178	33	2,256	4,416	1,986
Unrealized losses reclassified from other comprehensive income to earnings	12 months		12 months
Minimum
Derivative instruments
Forward contracts utilized, expiration period	1 month		1 month
Maximum
Derivative instruments
Forward contracts utilized, expiration period	18 months		18 months
Commercial bank in which one of company's financial sponsors owns a non-controlling interest
Derivative instruments
Fair market value of derivatives designated as cash flow hedges included in current assets	374		586
Forward exchange contracts
Derivative instruments
Foreign exchange risk hedged using forward exchange contracts	259,657		206,535	216,491
Forward exchange contracts - determined to be effective cash flow hedges	187,155		167,140
Forward exchange contracts - contracts for which does not apply hedge accounting	72,502		39,395
Designated as cash flow hedges
Derivative instruments
Gains reflected in fair market value of derivatives	2,367		3,558	(2,424)	5,358
Elected not to apply hedge accounting
Derivative instruments
Gains reflected in fair market value of derivatives	(219)		244	(1,078)	373
Gains on hedges which do not apply hedge accounting	$ (100)	$ 2,006	$ 2,114	$ (2,878)	$ 1,041